NATURE OF BUSINESS AND BASIS OF PRESENTATION	12 Months Ended
Feb. 28, 2014
NATURE OF BUSINESS AND BASIS OF PRESENTATION [Abstract]
NATURE OF BUSINESS AND BASIS OF PRESENTATION

1. NATURE OF BUSINESS AND BASIS OF PRESENTATION

DragonWave Inc. [the "Company"], incorporated under the Canada Business Corporations Act in February 2000, is a provider of high-capacity packet microwave solutions that drive next-generation IP networks.

The Company's common shares are traded on the Toronto Stock Exchange under the trading symbol DWI and on NASDAQ Global Market under the symbol DRWI.

These consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries: DragonWave Corp., incorporated in the state of Delaware, USA, DragonWave PTE. LTD., incorporated in Singapore, DragonWave S.r.l, incorporated in Italy, DragonWave S.a r.l., incorporated in Luxembourg, DragonWave Comericio de Equipamentos De Telecommunicacao Ltda., incorporated in Brazil, DragonWave Telecommunication Technology (Shanghai) Co., Ltd., incorporated in China, DragonWave Mexico S.A. de C.V., incorporated in Mexico, Axerra Networks Asia Pacific Limited, incorporated in Hong Kong, and DragonWave Inc.'s majority owned subsidiary, DragonWave HFCL India Private Ltd. All intercompany accounts and transactions have been eliminated upon consolidation.

The consolidated financial statements of the Company have been prepared in United States dollars following United States Generally Accepted Accounting Principles ["U.S. GAAP"].

In the opinion of management, the consolidated financial statements reflect all adjustments necessary to present fairly the financial position as at February 28, 2014 and 2013 and the results of operations, cash flows and changes in equity for the years ended February 28, 2014 and 2013.